Business Organization and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 5,090,000		$ 5,090,000		$ 9,898,420	$ 15,766,703
Working capital deficit	7,700,000		7,700,000		4,032,888
Accumulated Deficit	80,231,000		80,231,000		79,355,064	71,369,837
Pre tax net loss	193,000	$ (1,762,000)	(870,000)	$ (3,646,000)	(7,937,657)	(8,170,097)
Pre tax net loss	$ (193,000)	$ 1,762,000	870,000	3,646,000	7,937,657	8,170,097
Net Cash Used in Operating Activities			$ 4,214,000	$ 1,905,000	$ 198,629	$ 6,392,711